Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable
Opening balance	R$ 629,739	R$ 562,090
Supplement to expected losses, net of reversal	693,122	620,667
Write-offs of provision	(652,292)	(553,018)
Closing balance	R$ 670,569	R$ 629,739